Property and Equipment	12 Months Ended
Sep. 30, 2014
Property and Equipment.
Property and Equipment

6. Property and Equipment

Property and equipment, at cost, consists of the following:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	Useful Lives (years)
	(in millions)

Building and land	$11.5	$4.4	27
Leasehold improvements	299.7	289.9	2 - 12
Computer systems and equipment	302.6	257.0	3 - 10
Furniture and fixtures	101.5	106.4	5 - 10
Automobiles	6.8	5.4	3 - 10

Total	722.1	663.1
Accumulated depreciation and amortization	(440.1)	(392.4)

Property and equipment, net	$282.0	$270.7

Depreciation expense for the fiscal years ended September 30, 2014, 2013 and 2012 were $69.1 million, $70.7 million and $77.1 million, respectively. Included in depreciation expense is amortization of capitalized software costs in the years ended September 30, 2014, 2013 and 2012 of $7.3 million, $6.4 million and $6.2 million, respectively. Unamortized capitalized software costs at September 30, 2014, 2013 and 2012 were $39.9 million, $29.6 million and $24.1 million, respectively.

Depreciation is calculated using primarily the straight-line method over the estimated useful lives of the assets, or in the case of leasehold improvements and capitalized leases, the lesser of the remaining term of the lease or its estimated useful life.